UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [X]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Global X Management Company LLC
Address:         399 Park Avenue, 32nd Floor
                 New York, NY 10022

Form 13F File Number: 028-14399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruno del Ama
Title:   CEO
Phone:   (212) 644-6440

Signature, Place, and Date of Signing:

/s/ Bruno del Ama         New York, NY             February 17, 2012

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $75,374 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                  Voting Authority
                                                                Value    Shares/  Sh/  Put/  Invstmt  Other     --------------------
Name of Issuer                   Title of class      CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers     Sole Shared None
------------------------------   ----------------  ---------   --------  -------- ---  ----  -------  ---------  ------------------
AKAMAI TECHNOLOGIES INC          COM               00971T101        5         142 SH         SOLE                    142     -    -
ATLANTIC PWR CORP                COM NEW           04878Q863      325       22805 SH         SOLE                  22805     0    0
AURIZON MINES LTD                COM               05155P106       74       14999 SH         SOLE                  14999     0    0
AVALON RARE METALS INC           COM               053470100     3321     1403735 SH         SOLE                1403735     0    0
BAYTEX ENERGY CORP               COM               07317Q105      123       2,206 SH         SOLE                  2,206     -    -
CAMECO CORP                      COM               13321L108    34255     1895268 SH         SOLE                1895268     0    0
CANADIAN NAT RES LTD             COM               136385101      111        2973 SH         SOLE                   2973     0    0
CENOVUS ENERGY INC               COM               15135U109      104       3,117 SH         SOLE                  3,117     -    -
DENISON MINES CORP               COM               248356107     7085     5682345 SH         SOLE                5682345     0    0
ELDORADO GOLD CORP NEW           COM               284902103      186       13486 SH         SOLE                  13486     0    0
ENERPLUS CORP                    COM               292766102      100       3,936 SH         SOLE                  3,936     -    -
EXETER RES CORP                  COM               301835104      837      319438 SH         SOLE                 319438     0    0
EXTORRE GOLD MINES LTD           COM               30227B109    1,035     139,984 SH         SOLE                139,984     -    -
FIRST MAJESTIC SILVER CORP       COM               32076V103    16565      982108 SH         SOLE                 982108     0    0
GREAT BASIN GOLD LTD             COM               390124105       40       43224 SH         SOLE                  43224     0    0
GREAT PANTHER SILVER LTD         COM               39115V101     2755     1410212 SH         SOLE                1410212     0    0
HUDBAY MINERALS INC              COM               443628102     1897      190598 SH         SOLE                 190598     0    0
IMPERIAL OIL LTD                 COM NEW           453038408      122       2,739 SH         SOLE                  2,739     -    -
INTERNATIONAL TOWER HILL MIN     COM               46050R102    1,012     232,617 SH         SOLE                232,617     -    -
KEEGAN RES INC                   COM               487275109      842      220581 SH         SOLE                 220581     0    0
KINROSS GOLD CORP                COM NO PAR        496902404      174       15252 SH         SOLE                  15252     0    0
LAKE SHORE GOLD CORP             COM               510728108       44       35251 SH         SOLE                  35251     0    0
MAGNA INTL INC                   COM               559222401       55    1642.134 SH         SOLE               1642.134     0    0
NEXEN INC                        COM               65334H102       84    5270.854 SH         SOLE               5270.854     0    0
PENGROWTH ENERGY CORP            COM               70706P104      105       9,927 SH         SOLE                  9,927     -    -
POTASH CORP SASK INC             COM               73755L107     1213   29350.958 SH         SOLE              29350.958     0    0
PROGRESSIVE WASTE SOLUTIONS      COM               74339G101       38       1,925 SH         SOLE                  1,925     -    -
QUEST RARE MINERALS LTD          COM               74836T101       51      23,587 SH         SOLE                 23,587     -    -
REVETT MINERALS INC              COM NEW           761505205     1101      233645 SH         SOLE                 233645     0    0
RUBICON MINERALS CORP            COM               780911103     1614      424780 SH         SOLE                 424780     0    0
SUNCOR ENERGY INC NEW            COM               867224107      101       3,518 SH         SOLE                  3,518     -    -